Voya US Bond Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			6.18%	(1.22%)	1.15%
Performance Inception Date		Mar. 10, 2008
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.70%	(0.75%)	1.64%
Performance Inception Date		Mar. 07, 2008
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			6.91%	(0.90%)	1.45%
Performance Inception Date		Mar. 10, 2008
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			6.29%	(1.13%)	1.25%
Performance Inception Date		Feb. 27, 2009
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.